GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill Disclosure [Abstract]
Schedule of Goodwill
	As of December 31,
	2016	2017
	US$	US$

Gross amount	307,271,927	327,895,884
Less: Accumulated impairment	(85,934,770)	(218,955,451)
	221,337,157	108,940,433

Schedule Of Changes In Goodwill
US$

Balance as of January 1, 2016	250,650,500
Foreign currency translation adjustment	(29,313,343)
Balance as of December 31, 2016	221,337,157

Foreign currency translation adjustment	14,856,086
Impairment	(127,252,810)
Balance as of December 31, 2017	108,940,433